UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21569
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Pioneer Ibbotson Asset Allocation Series
----------------------------------------------------
(Exact name of registrant as specified in charter)

60 State Street Boston, MA  02109
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(Address of principal executive offices)

Terrence J. Cullen
60 State Street
Boston, MA  02109
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(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  July 31

Date of reporting period:  July 1, 2012 to June 30, 2013
SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Pioneer Ibbotson Asset Allocation Series

By (Signature and Title)  /s/ John F. Cogan, Jr.
                         -------------------------
                         John F. Cogan, Jr., President

Date  August 20, 2013
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================= Pioneer Ibbotson Aggressive Allocation Fund ==================

The Fund held no securities during the period covered by this report in which there was a securityholder vote.  Accordingly,  there are no proxy votes to report.

================ Pioneer Ibbotson Conservative Allocation Fund =================

The Fund held no securities during the period covered by this report in which there was a securityholder vote.  Accordingly,  there are no proxy votes to report.

=================== Pioneer Ibbotson Growth Allocation Fund ====================

PIONEER VALUE FUND

Ticker:                      Security ID:  724010509
Meeting Date: MAY 07, 2013   Meeting Type: Special
Record Date:  FEB 26, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve an Amended and Restated         For       For          Management
      Management Agreement ('Amended
      Management Agreement') between the
      Fund and its Investment Adviser,
      Pioneer
2     Amend Investment Advisory Agreement     For       For          Management

================== Pioneer Ibbotson Moderate Allocation Fund ===================

The Fund held no securities during the period covered by this report in which there was a securityholder vote.  Accordingly,  there are no proxy votes to report.

========== END NPX REPORT